CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary Shares Class A	Ordinary Shares Class B	Ordinary Shares USD ($)	Ordinary Shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Retained earnings USD ($)	Retained earnings CNY	Accumulated other comprehensive (loss) income USD ($)	Accumulated other comprehensive (loss) income CNY	Non-controlling interests USD ($)	Non-controlling interests CNY
Beginning Balance at Dec. 31, 2010		733,976				1,434		501,107		35,025		(78)		196,488
Beginning Balance (in shares) at Dec. 31, 2010			22,882,908	189,617,902
Net income (loss) for the year		163,343								151,506				11,837
Other comprehensive income (loss)		(278)										(349)		71
Deemed dividend to VODone		(30,278)								(30,278)
Dividend declared		(71,400)								(71,400)
Share-based compensation expenses (in shares)			229,550
Share-based compensation expenses		815				1		814
Acquisition of noncontrolling interests						502		207,894						(208,396)
Acquisition of noncontrolling interests (in shares)			90,000,000
Ending Balance at Dec. 31, 2011		796,178				1,937		709,815		84,853		(427)
Ending Balance (in shares) at Dec. 31, 2011			113,112,458	189,617,092
Net income (loss) for the year		(14,473)								(14,338)				(135)
Other comprehensive income (loss)		7										7
Accretion of contingently redeemable ordinary shares		(3,023)								(3,023)
Deemed dividend to VODone		(30,616)						2,313		(32,929)
Share-based compensation expenses		14,075						14,075
Capital contribution from noncontrolling interests		200												200
Exercise of share-based awards (in shares)			464,750
Exercise of share-based awards						3		(3)
Ending Balance at Dec. 31, 2012		762,348				1,940		726,200		34,563		(420)		65
Ending Balance (in shares) at Dec. 31, 2012			113,577,208	189,617,092
Net income (loss) for the year	4,421	26,763								26,260				503
Other comprehensive income (loss)	90	542										542
Accretion of contingently redeemable ordinary shares		(3,174)								(3,174)
Deemed dividend to VODone		(38,014)								(38,014)
Recognition of noncontrolling interests		1,416												1,416
Share-based compensation expenses		7,463						7,463
Acquisition of noncontrolling interests		1,023						1,543						(520)
Capital contribution from noncontrolling interests		138												138
Issuance of ordinary shares		246,843				322		246,521
Issuance of ordinary shares (in shares)			50,866,900
Conversion of class B to class A ordinary shares (in shares)			8,795,864	(8,795,864)
Issuance of warrants (Note 20(d))		10,139						10,139
Exercise of share-based awards (in shares)			4,794,390
Exercise of share-based awards		11,589				38		11,551
Ending Balance at Dec. 31, 2013	$ 169,662	1,027,076			$ 380	2,300	$ 165,753	1,003,417	$ 3,244	19,635	$ 20	122	$ 265	1,602
Ending Balance (in shares) at Dec. 31, 2013			178,034,362	180,821,228